Short-term Borrowings and Long-term Borrowings - Total long-term borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Debt Instrument [Line Items]
Long-term borrowings	$ 78,412	¥ 511,638
Secured borrowing
Debt Instrument [Line Items]
Principal Amount		¥ 94,550
Interest Rate Per Annum	6.175%	6.175%
Long-term borrowings		¥ 98,717
Unsecured corporate loan
Debt Instrument [Line Items]
Principal Amount		¥ 401,073
Interest Rate Per Annum	6.175%	6.175%
Long-term borrowings		¥ 412,921